CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Ordinary shares, par value	$ 0.00002
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	89,435,058	95,078,242
Ordinary shares, shares outstanding	89,435,058	95,078,242
Treasury stock at cost, shares	1,028,920